Label	Element	Value
-1x Short VIX Mid-Term Futures Strategy ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%
-1x Short VIX Mid-Term Futures Strategy ETF | CBOE VIX Futures Dec2024 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	18.50%
-1x Short VIX Mid-Term Futures Strategy ETF | CBOE VIX Futures Jan2025 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	33.10%
-1x Short VIX Mid-Term Futures Strategy ETF | CBOE VIX Futures Feb2025 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	33.80%
-1x Short VIX Mid-Term Futures Strategy ETF | CBOE VIX Futures March2025 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	14.40%